Revenues (Tables)	9 Months Ended
Sep. 30, 2023
Revenues
Disclosure of information about revenue recognition

	Three months ended September 30,
	2023	2022	2023	2022

	SYSTEMS		SERVICES

	(€ in thousands)
Primary geographical markets
EMEA	1,586	847	1,783	1,731
Asia Pacific	720	1,252	134	326
Americas	1,080	605	864	974
	3,386	2,704	2,781	3,031

Timing of revenue recognition
Products transferred at a point in time	3,161	2,461	2,781	3,031
Products and services transferred over time	225	243	--	--
Revenue from contracts with customers	3,386	2,704	2,781	3,031

	Nine months ended September 30,
	2023	2022	2023	2022

	SYSTEMS		SERVICES

	(€ in thousands)
Primary geographical markets
EMEA	4,249	2,997	5,186	5,852
Asia Pacific	2,442	2,540	541	868
Americas	3,879	2,195	2,722	2,614
	10,570	7,732	8,449	9,334

Timing of revenue recognition
Products transferred at a point in time	9,698	6,705	8,449	9,334
Products and services transferred over time	872	1,027	--	--
Revenue from contracts with customers	10,570	7,732	8,449	9,334

Schedule of revenues by geographic region

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022

	(€ in thousands)
EMEA	3,369	2,578	9,435	8,849
Germany	922	1,257	3,714	4,275
France	286	296	679	797
Great Britain	681	490	1,870	1,681
United Arab Emirates	706	--	1,357	2
Others	774	535	1,815	2,094
Asia Pacific	854	1,578	2,983	3,408
China	296	537	1,229	1,923
South Korea	154	139	1,112	409
India	365	39	388	70
Others	39	863	254	1,006
Americas	1,944	1,579	6,601	4,809
United States	1,916	1,566	6,484	4,777
Others	28	13	117	32
Total	6,167	5,735	19,019	17,066